NOTES PAYABLE (Details) - USD ($)	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2014
Notes Payable Details
Promissory Notes Issued and outstanding, net of repayments and conversions:	$ 1,497,576	$ 1,096,523	$ 916,750
Interest accrued	614,525	459,795	411,766
Promissory Notes Payable	$ 2,112,101	$ 1,556,318	$ 1,328,516